Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Beginning		₩ 989,076	₩ 966,242
Increase		639,210	627,546
Utilization		(491,273)	(426,311)
Reversal		(84,791)	(171,562)
Others	[1]	43,684	(6,839)
Ending		1,095,906	989,076
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning		138,533	121,951
Increase		176,677	160,893
Utilization		(137,092)	(138,003)
Reversal		(5,813)	(4,989)
Others	[1]	(2,873)	(1,319)
Ending		169,432	138,533
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning		236,660	227,097
Increase		52,438	79,518
Utilization		(73,853)	(67,196)
Reversal		(8,287)	(3,080)
Others	[1]	(984)	321
Ending		205,974	236,660
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning		93,491	87,450
Increase		47,344	66,395
Utilization		(33,175)	(28,400)
Reversal		(8,654)	(32,731)
Others	[1]	7,335	777
Ending		106,341	93,491
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning		159,531	139,745
Increase		45,130	29,456
Utilization		(43,168)	(7,646)
Reversal		(1,299)	(11,129)
Others	[1]	30,952	9,105
Ending		191,146	159,531
Others [member]
Disclosure of other provisions [line items]
Beginning		360,861	389,999
Increase		317,621	291,284
Utilization		(203,985)	(185,066)
Reversal		(60,738)	(119,633)
Others	[1]	9,254	(15,723)
Ending		₩ 423,013	₩ 360,861

[1]	Includes adjustments of foreign currency translation differences and others.